10-Q Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense	$ (1,877)	$ (1,905)	$ (3,921)	$ (3,485)	$ (7,068)	$ (3,405)
Effective income tax rate, percent	25.30%	22.50%	23.80%	23.20%